UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):   [  ] is a restatement.
                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kit Cole Investment Advisory Services
Address:  851 Irwin Street, Suite 301
          San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Elizabeth Schrock
Title:         Compliance Officer
Phone:         415-457-9000
Signature, Place and Date of Signing:

     Elizabeth Schrock   San Rafael, California   August 7, 2000

Report Type (check only one):

[X]  13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:     None.

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None.

Form 13F Information Table Entry Total: 30

Form13F Information Table Value Total:  $156,740



List of Other Included Managers:        None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                  Kit Cole Investment Advisory Services
                       2Q00 13F Information Table

Name of Issuer   Title    Cusip  Mkt      Shares SH/  Investme Other    Voting
                of              Value              nt
                 Class           (x              PRN  Discreti Manager  Discret
                               $1000)             on       s        ion

Abgenix, Inc.    COM    00339b107   4,384 36575 SH   SOLE     NONE     SOLE
Adobe Systems    COM    00724f101  10,452 80400 SH   SOLE     NONE     SOLE
Affymetrix       COM    00826t108   3,241 19630 SH   SOLE     NONE     SOLE
Agilent          COM    00846u101   1,575 21359 SH   SOLE     NONE     SOLE
America Online   COM    02364j104   5,730 108751 SH   SOLE     NONE     SOLE
Ariba, Inc.      COM    04033v104   3,025 30850 SH   SOLE     NONE     SOLE
BMC Software     COM    55921100   4,359 119479 SH   SOLE     NONE     SOLE
Cisco Systems    COM    17275r102     309  4864 SH   SOLE     NONE     SOLE
Citigroup        COM    172967101   3,479 57750 SH   SOLE     NONE     SOLE
General Electric COM    369604103   8,138 153543 SH   SOLE     NONE     SOLE
Hewlett Packard  COM    428236103   7,170 57415 SH   SOLE     NONE     SOLE
Human Genome     COM    444903108   3,211 24075 SH   SOLE     NONE     SOLE
Incyte Pharma.   COM    45337c102   2,136 25995 SH   SOLE     NONE     SOLE
Inhale Thera     COM    457191104   4,021 39625 SH   SOLE     NONE     SOLE
Inktomi Corp.    COM    457277101   3,057 25850 SH   SOLE     NONE     SOLE
Intel Corp       COM    458140100   9,892 73996 SH   SOLE     NONE     SOLE
JDS Uniphase     COM    46612j101   7,056 58862 SH   SOLE     NONE     SOLE
Corp.
LSI Logic        COM    502161102  11,897 219813 SH   SOLE     NONE     SOLE
Lexmark          COM    529771107   2,495 37100 SH   SOLE     NONE     SOLE
International
Micromuse, Inc.  COM    595094103   6,173 37300 SH   SOLE     NONE     SOLE
Millennium Pharm COM    599902103   3,675 32850 SH   SOLE     NONE     SOLE
Motorola Inc.    COM    620076109   3,366 115826 SH   SOLE     NONE     SOLE
Nokia            COM    654902204   7,873 157655 SH   SOLE     NONE     SOLE
Pfizer Corp.     COM    717081103   4,574 95300 SH   SOLE     NONE     SOLE
Providian        COM    74406a102   1,897 21075 SH   SOLE     NONE     SOLE
Financial
Sun Microsystems COM    866810104  10,034 110341 SH   SOLE     NONE     SOLE
Texas            COM    882508104   9,972 145178 SH   SOLE     NONE     SOLE
Instruments
Vishay           COM    928298108   9,357 246648 SH   SOLE     NONE     SOLE
Intertech.
Washington       COM    939322103   3,041 105300 SH   SOLE     NONE     SOLE
Mutual
Wells Fargo      COM    949746101   1,150 29690 SH   SOLE     NONE     SOLE
                                 156,740